Stock Incentive Plan - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 26, 2021	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based arrangement percentage of shares authorized for grant for which no condition is there		20.00%
Share based compensation by share based arrangement term		10 years
Allocated share based compensation		$ 155,518
Share based payment arrangement non vested award cost not yet recognized amount		46,568
Share based compensation by share based award options forfeited in period aggregate fair value		$ 2,062	$ 1,672
Weighted Average Vesting Period		2 years 8 months 4 days
Weighted Average Remaining Period, Non Vested		4 years 10 months 24 days
Non vested number of shares		10,310,000	9,712,000	14,397,000
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation		$ 156,560	$ 0
Share issued, price per share		$ 12.85
Non vested number of shares		20,128
Employee Stock Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation		$ 43	$ 6
Estimated fair market value of the shares purchased		85.00%
Percentage of annual increase in common stock available for issuance		1.00%
Common Stock, Shares, Outstanding		2,000,000
Common Stock, Shares, Issued		2,700,000
Service Condition
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non vested number of shares		3,697
Performance Condition
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non vested number of shares		1,303
Vested number of shares		651
Service and Performance Condition
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non vested number of shares		15,128
Vested number of shares		9,167
Graded Vesting Schedule
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation		$ 155,518
Straight-line Vesting Schedule
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation		$ 1,042
Common Class A [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common Stock, Shares, Outstanding		88,876	66,934
Common Stock, Shares, Issued		88,876	66,934
Stock Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based arrangement vesting period		48 months
Share based compensation by share based arrangement vesting arrangement term		25.00%
Stock Incentive Plan [Member] | Common Class A [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based arrangement number of shares available for grant		9,803
Stock Incentive Plan [Member] | Common Class A [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based arrangement number of shares authorized	13,500
2014 Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Conversion of stock, shares converted	18,972
2014 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation		$ 169,360
Non vested number of shares		15,780